Option and Incentive Plans (Details 3) (CNH EIP [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CNH EIP [Member]
Weighted-average assumptions used under the Black-Scholes
Risk-free interest rate	0.40%	1.40%	1.90%
Dividend yield	0.00%	0.30%	0.50%
Stock price volatility	51.70%	75.10%	74.10%
Option life (years)	3 years 4 months 21 days	3 years 9 months 22 days	3 years 8 months 23 days